SCHEDULE OF CONTRACT ASSETS (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Trade Receivables Contract Assets Other Receivables Deposits And Prepayment
Contract Assets	$ 750	$ 69,354